Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable

On December 31, 2020 and 2019, notes payable consisted of the following:

	December 31, 2020	December 31, 2019
Principal amounts	$4,357,138	$3,187,125
Less: unamortized debt discount	-	(762,122)
Principal amounts, net	4,357,138	2,425,003
Less: current portion of notes payable	(3,919,544)	(2,425,003)
Notes payable – long-term	$437,594	$-